Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Inventory	Inventories consisted of the following as of December 31:

	2024	2023
Raw materials	$98,677	$88,474
Work in process	10,960	12,044
Finished goods	18,587	16,749
Total Inventories	$128,224	$117,267

Summary of Property, Plant, and Equipment Net
Property, plant, and equipment, net consisted of the following as of December 31:

	2024	2023
Land and buildings	$26,613	$28,575
Machinery and equipment	211,984	210,931
Construction in progress	8,075	6,295
Property, plant, and equipment, gross	246,672	245,801
Less accumulated depreciation	(177,811)	(176,878)
Property, plant and equipment, net	$68,861	$68,923